Subsequent events (Details) ¥ in Thousands, $ in Thousands	3 Months Ended						12 Months Ended
	Mar. 31, 2020 CNY (¥)	Mar. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Sep. 30, 2018 CNY (¥)	Jun. 30, 2018 CNY (¥)	Mar. 31, 2018 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Subsequent Event [Line Items]
Net revenue		¥ 65,000	¥ 200,000	¥ 150,000	¥ 120,000	¥ 65,000	$ 92,616	¥ 644,773	¥ 651,013	¥ 280,666
Minimum | Subsequent events
Subsequent Event [Line Items]
Net revenue	¥ 9,000
Percentage of revenue	92.70%
Maximum | Subsequent events
Subsequent Event [Line Items]
Net revenue	¥ 10,000
Percentage of revenue	91.90%